Loans - Non-Performing Loans (Excluding Purchased Credit-impaired Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans	$ 3,812,329	$ 3,614,725
Commercial loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans	545,876	469,596
Commercial loans | Overdrafts
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans	21,523	25,361
Commercial loans | Commercial and industrial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans	370,952	331,823
Commercial real estate loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans	584,078	610,507
Commercial real estate loans | Commercial mortgage
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans	535,835	581,622
Consumer loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans	187,675	198,089
Consumer loans | Overdrafts
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans	8,361	5,582
Consumer loans | Automobile financing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans	19,295	19,982
Consumer loans | Credit card
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans	79,005	78,541
Consumer loans | Other consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans	81,014	93,984
Residential mortgage loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans	2,494,700	2,336,533
Nonperforming Financial Instruments
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual	43,851	48,463
Past due more than 90 days and accruing	4,356	9,170
Loans	48,207	57,633
Nonperforming Financial Instruments | Commercial loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual	7,482	585
Past due more than 90 days and accruing	0	0
Loans	7,482	585
Nonperforming Financial Instruments | Commercial loans | Overdrafts
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual	1	2
Past due more than 90 days and accruing	0	0
Loans	1	2
Nonperforming Financial Instruments | Commercial loans | Commercial and industrial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual	7,481	583
Past due more than 90 days and accruing	0	0
Loans	7,481	583
Nonperforming Financial Instruments | Commercial real estate loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual
Past due more than 90 days and accruing
Loans
Nonperforming Financial Instruments | Commercial real estate loans | Commercial mortgage
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual	4,781	5,964
Past due more than 90 days and accruing	0	0
Loans	4,781	5,964
Nonperforming Financial Instruments | Consumer loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual	714	1,014
Past due more than 90 days and accruing	170	694
Loans	884	1,708
Nonperforming Financial Instruments | Consumer loans | Overdrafts
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual	4	17
Past due more than 90 days and accruing	0	0
Loans	4	17
Nonperforming Financial Instruments | Consumer loans | Automobile financing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual	226	285
Past due more than 90 days and accruing	0	2
Loans	226	287
Nonperforming Financial Instruments | Consumer loans | Credit card
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual	0	0
Past due more than 90 days and accruing	170	392
Loans	170	392
Nonperforming Financial Instruments | Consumer loans | Other consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual	484	712
Past due more than 90 days and accruing	0	300
Loans	484	1,012
Nonperforming Financial Instruments | Residential mortgage loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual	30,874	40,900
Past due more than 90 days and accruing	4,186	8,476
Loans	$ 35,060	$ 49,376